Schedule of Tax Payable (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
VAT payables	¥ 14,821	¥ 11,355
Individual income tax payables	478	552
Construction tax payables	2	40
Educational development payables	2	29
Others	14	35
Total	¥ 15,317	¥ 12,011